Nicholas Global Equity and Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 53.0%		Shares	Value
Auto Manufacturers - 4.2%
Tesla, Inc. (a)(b)(e)		8,703	$3,745,858

Computers - 3.6%
Apple, Inc. (e)		12,650	3,282,422

Internet - 17.9%
Alphabet, Inc. - Class A (b)(e)		11,534	3,898,492
Amazon.com, Inc. (a)(e)		15,420	3,690,006
Meta Platforms, Inc. - Class A (b)(e)		5,762	4,128,473
Opendoor Technologies, Inc. (a)(e)		256,832	1,322,685
Robinhood Markets, Inc. - Class A (a)(e)		30,946	3,078,508
			16,118,164

Investment Companies - 4.4%
IREN Ltd. (a)(e)		74,098	3,982,027

Semiconductors - 12.2%
Broadcom, Inc. (e)		9,331	3,091,360
NVIDIA Corp. (b)(e)		19,453	3,718,052
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)(e)		12,572	4,155,800
			10,965,212

Software - 10.7%
Microsoft Corp. (b)(e)		7,333	3,155,317
Nebius Group NV (a)(e)		38,464	3,276,748
Palantir Technologies, Inc. - Class A (a)(b)(e)		22,253	3,262,067
			9,694,132
TOTAL COMMON STOCKS (Cost $43,427,550)			47,787,815

EXCHANGE TRADED FUNDS - 47.3%
Freedom 100 Emerging Markets ETF (b)(e)		131,554	7,611,715
Vanguard FTSE Developed Markets ETF (e)		145,627	9,640,507
Vanguard Growth ETF (e)		12,696	6,113,759
Vanguard Mid-Cap Growth ETF (b)(e)		22,486	6,228,847
Vanguard S&P 500 ETF (b)(e)		10,111	6,432,820
Vanguard Small-Cap ETF (e)		24,602	6,639,834
TOTAL EXCHANGE TRADED FUNDS (Cost $37,944,785)			42,667,482

PURCHASED OPTIONS - 1.3% (a)(c)(d)(e)	Notional Amount	Contracts
Call Options - 0.2%
Vanguard FTSE Developed Markets ETF, Expiration: 02/20/2026; Exercise Price: $67.00	$9,638,720	1,456	83,720
Vanguard FTSE Emerging Markets ETF, Expiration: 02/20/2026; Exercise Price: $59.00	7,233,807	1,281	28,823
Vanguard Growth ETF, Expiration: 02/20/2026; Exercise Price: $515.00	6,067,530	126	5,040
Vanguard Mid-Cap Growth ETF, Expiration: 02/20/2026; Exercise Price: $305.00	6,205,024	224	8,960
Vanguard S&P 500 ETF, Expiration: 02/06/2026; Exercise Price: $647.50	6,425,822	101	5,807
Vanguard Small-Cap ETF, Expiration: 02/20/2026; Exercise Price: $280.00	6,639,294	246	31,980
Total Call Options			164,330

Put Options - 1.1% (c)(d)(e)
Alphabet, Inc., Expiration: 02/06/2026; Exercise Price: $327.50	3,887,000	115	70,437
Amazon.com, Inc., Expiration: 02/06/2026; Exercise Price: $225.00	3,685,220	154	51,975
Apple, Inc., Expiration: 02/06/2026; Exercise Price: $250.00	3,269,448	126	14,490
Broadcom, Inc.
Expiration: 02/06/2026; Exercise Price: $322.50	99,390	3	1,665
Expiration: 02/06/2026; Exercise Price: $325.00	2,981,700	90	57,375
IREN Ltd.
Expiration: 02/06/2026; Exercise Price: $47.50	107,480	20	4,440
Expiration: 02/06/2026; Exercise Price: $54.00	3,853,158	717	333,405
Expiration: 02/06/2026; Exercise Price: $59.00	16,122	3	2,310
Meta Platforms, Inc., Expiration: 02/06/2026; Exercise Price: $692.50	4,084,050	57	20,093
Microsoft Corp.
Expiration: 02/06/2026; Exercise Price: $407.50	3,055,059	71	4,295
Expiration: 02/06/2026; Exercise Price: $417.50	86,058	2	344
Nebius Group NV, Expiration: 02/06/2026; Exercise Price: $82.00	3,271,296	384	109,056
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $187.50	3,707,922	194	52,477
Opendoor Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $5.00	1,322,520	2,568	33,384
Palantir Technologies, Inc.
Expiration: 02/06/2026; Exercise Price: $136.00	3,239,639	221	71,825
Expiration: 02/06/2026; Exercise Price: $150.00	14,659	1	937
Robinhood Markets, Inc.
Expiration: 02/06/2026; Exercise Price: $94.00	3,063,984	308	35,728
Expiration: 02/06/2026; Exercise Price: $101.00	9,948	1	388
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 02/06/2026; Exercise Price: $322.50	4,132,000	125	40,687
Tesla, Inc., Expiration: 02/06/2026; Exercise Price: $417.50	3,744,567	87	41,325
Vanguard Mid-Cap Growth ETF, Expiration: 02/20/2026; Exercise Price: $265.00	6,205,024	224	32,480
Vanguard S&P 500 ETF, Expiration: 02/06/2026; Exercise Price: $622.50	6,425,822	101	15,908
Vanguard Small-Cap ETF, Expiration: 02/20/2026; Exercise Price: $260.00	6,639,294	246	43,050
Total Put Options			1,038,074
TOTAL PURCHASED OPTIONS (Cost $1,034,257)			1,202,404

TOTAL INVESTMENTS - 101.6% (Cost $82,406,592)			91,657,701
Liabilities in Excess of Other Assets - (1.6)%			(1,467,482)
TOTAL NET ASSETS - 100.0%			$90,190,219

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $12,467,035.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

Nicholas Global Equity and Income ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.4)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
Vanguard FTSE Developed Markets ETF, Expiration: 02/20/2026; Exercise Price: $65.00	$(9,638,720)	(1,456)	$(254,800)
Vanguard FTSE Emerging Markets ETF, Expiration: 02/20/2026; Exercise Price: $57.00	(7,233,807)	(1,281)	(102,480)
Vanguard Growth ETF, Expiration: 02/20/2026; Exercise Price: $495.00	(6,067,530)	(126)	(40,005)
Vanguard Mid-Cap Growth ETF, Expiration: 02/20/2026; Exercise Price: $295.00	(6,205,024)	(224)	(13,440)
Vanguard S&P 500 ETF, Expiration: 02/06/2026; Exercise Price: $642.50	(6,425,822)	(101)	(20,200)
Vanguard Small-Cap ETF, Expiration: 02/20/2026; Exercise Price: $275.00	(6,639,294)	(246)	(65,190)
Total Call Options			(496,115)

Put Options - (1.8)%
Alphabet, Inc., Expiration: 02/06/2026; Exercise Price: $335.00	(3,887,000)	(115)	(102,637)
Amazon.com, Inc., Expiration: 02/06/2026; Exercise Price: $232.50	(3,685,220)	(154)	(93,170)
Apple, Inc., Expiration: 02/06/2026; Exercise Price: $257.50	(3,269,448)	(126)	(41,895)
Broadcom, Inc.
Expiration: 02/06/2026; Exercise Price: $330.00	(99,390)	(3)	(2,513)
Expiration: 02/06/2026; Exercise Price: $332.50	(2,981,700)	(90)	(86,400)
IREN Ltd.
Expiration: 02/06/2026; Exercise Price: $49.00	(107,480)	(20)	(5,210)
Expiration: 02/06/2026; Exercise Price: $56.00	(3,853,158)	(717)	(385,387)
Expiration: 02/06/2026; Exercise Price: $61.00	(16,122)	(3)	(3,037)
Meta Platforms, Inc., Expiration: 02/06/2026; Exercise Price: $712.50	(4,084,050)	(57)	(58,425)
Microsoft Corp.
Expiration: 02/06/2026; Exercise Price: $420.00	(3,055,059)	(71)	(18,141)
Expiration: 02/06/2026; Exercise Price: $430.00	(86,058)	(2)	(1,205)
Nebius Group NV, Expiration: 02/06/2026; Exercise Price: $85.00	(3,271,296)	(384)	(158,400)
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $192.50	(3,707,922)	(194)	(92,150)
Opendoor Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $5.50	(1,322,520)	(2,568)	(112,992)
Palantir Technologies, Inc.
Expiration: 02/06/2026; Exercise Price: $140.00	(3,239,639)	(221)	(101,660)
Expiration: 02/06/2026; Exercise Price: $155.00	(14,659)	(1)	(1,255)
Robinhood Markets, Inc.
Expiration: 02/06/2026; Exercise Price: $97.00	(3,063,984)	(308)	(62,370)
Expiration: 02/06/2026; Exercise Price: $104.00	(9,948)	(1)	(585)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 02/06/2026; Exercise Price: $330.00	(4,132,000)	(125)	(77,500)
Tesla, Inc., Expiration: 02/06/2026; Exercise Price: $427.50	(3,744,567)	(87)	(74,385)
Vanguard Mid-Cap Growth ETF, Expiration: 02/20/2026; Exercise Price: $275.00	(6,205,024)	(224)	(79,520)
Vanguard S&P 500 ETF, Expiration: 02/06/2026; Exercise Price: $627.50	(6,425,822)	(101)	(25,503)
Vanguard Small-Cap ETF, Expiration: 02/20/2026; Exercise Price: $265.00	(6,639,294)	(246)	(77,490)
Total Put Options			(1,661,830)
TOTAL WRITTEN OPTIONS (Premiums received $1,931,054)			$(2,157,945)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Nicholas Global Equity and Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$47,787,815	$–	$–	$47,787,815
Exchange Traded Funds	42,667,482	–	–	42,667,482
Purchased Options	–	1,202,404	–	1,202,404
Total Investments	$90,455,297	$1,202,404	$–	$91,657,701

Liabilities:
Investments:
Written Options	$–	$(2,157,945)	$–	$(2,157,945)
Total Investments	$–	$(2,157,945)	$–	$(2,157,945)

Refer to the Schedule of Investments for further disaggregation of investment categories.